Vessels - Impairment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Vessels [Line Items]
Carrying value of assets	$ 2,173,068	$ 2,088,358
Vessel impairment charge	28,290	13,567	39,434
Silia T, Triathlon, Delphi and Millennium vessels - Carrying value prior to impairment
Vessels [Line Items]
Carrying value of assets	123,540
Silia T, Triathlon, Delphi and Millennium vessels - Carrying value after impairment
Vessels [Line Items]
Carrying value of assets	95,250
Silia T, Triathlon, Delphi and Millennium vessels
Vessels [Line Items]
Vessel impairment charge	28,290
VLCC Millennium
Vessels [Line Items]
Vessel impairment charge		13,567
VLCCs La Madrina and La Prudencia
Vessels [Line Items]
Vessel impairment charge (for vessels classified as held for sale)			$ 39,434